Statements of Operations - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Income Statement [Abstract]
Revenue
Operating expenses:
Exploration expense	251,743	28,669
General and administrative expenses	3,311,886	768,379
Stock-based compensation expense	1,044,261	6,202
Accretion expense	2,778	2,778
Total operating expenses	4,610,668	806,028
Loss from operations	(4,610,668)	(806,028)
Other expenses:
Interest expense	791,811	1,661,981
Penalty fees		1,322,933
Loss on settlement	13,051
Loss on note conversion	1,125,000
Licenses and fees	3,896	9,450
Total other expenses	1,933,758	2,994,364
Loss before income taxes	(6,544,426)	(3,800,392)
Provision for income taxes
Net loss	$ (6,544,426)	$ (3,800,392)
Basic and Diluted Net Loss per Common Share
Basic	$ (0.28)	$ (0.26)
Diluted	$ (0.28)	$ (0.26)
Weighted Average Number of Common Shares Outstanding
Basic	23,079,750	14,797,786
Diluted	23,079,750	14,797,786